UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06206

        Nuveen Insured Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured Quality Municipal Fund, Inc. (NQI)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 0.2%

$1,135	Birmingham, Alabama, Waterworks and Sewer Board, Water and Sewer Revenue Bonds, Series 2002B,	1/13 at 100.00	AAA	$ 1,208,389
	5.250%, 1/01/20 - MBIA Insured

	Arizona - 2.1%

2,730	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	2,948,154
	2004A, 5.000%, 7/01/15 - FSA Insured

9,200	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,	7/12 at 100.00	AAA	9,261,732
	5.250%, 7/01/32 (Alternative Minimum Tax) - FGIC Insured

	Arkansas - 0.7%

3,800	Arkansas Development Finance Authority, FNMA/GNMA Mortgage-Backed Securities Program,	7/05 at 102.00	AAA	3,906,286
	Single Family Mortgage Bonds, Series 1995B, 6.700%, 7/01/27 (Alternative Minimum Tax)

	California - 22.0%

8,135	Alameda County, California, Certificates of Participation, Alameda County Public Facilities	9/06 at 102.00	AAA	8,964,038
	Corporation, Series 1991, 6.000%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured

13,175	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	13,591,725
	Edison Company, Series 1999A, 5.450%, 9/01/29 - MBIA Insured

9,000	California, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 - MBIA Insured	10/12 at 100.00	AAA	8,992,620

20,500	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 4/01/27 - AMBAC Insured	4/12 at 100.00	AAA	20,530,955

3,750	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 - AMBAC Insured	4/14 at 100.00	AAA	3,747,000

5,500	California Statewide Communities Development Authority, Certificates of Participation, Salk	1/05 at 102.00	AAA	5,629,030
	Institute for Biological Studies, San Diego, California, 6.200%, 7/01/24 - CONNIE LEE/AMBAC Insured

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,
	Series 1999:
22,985	0.000%, 1/15/24 - MBIA Insured	1/10 at 44.52	AAA	7,456,334
22,000	0.000%, 1/15/31 - MBIA Insured	1/10 at 29.11	AAA	4,587,880
50,000	0.000%, 1/15/37 - MBIA Insured	1/10 at 20.19	AAA	7,202,500

5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A, 5.125%,	3/12 at 101.00	AAA	5,051,850
	3/01/32 - AMBAC Insured

5,000	Inland Empire Solid Waste Financing Authority, California, Revenue Bonds, Landfill Improvement	8/06 at 102.00	AAA	5,495,700
	Financing Project, Series 1996B, 6.000%, 8/01/16 (Alternative Minimum Tax) (Pre-refunded to 8/01/06)
	- FSAInsured

5,483	Moreno Valley Public Finance Authority, California, GNMA Collateralized Assisted Living Housing	1/12 at 105.00	Aaa	6,126,156
	Revenue Bonds, CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42

6,060	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	8/04 at 101.00	AAA	6,209,924
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 - MBIA Insured

3,615	Pasadena Unified School District, Los Angeles County, California, General Obligation Bonds, Series	5/13 at 100.00	AAA	3,695,723
	2003D, 5.000%, 5/01/24 - MBIA Insured

2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AAA	2,072,900
	Project, Series 2004A, 5.000%, 9/01/21 - XLCA Insured

	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International
	Airport, Second Series 2001, Issue 27A:
7,200	5.125%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	7,330,536
12,690	5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	12,749,770

	Colorado - 2.5%

5,630	Arapahoe County Capital Improvement Trust Fund, Colorado, Vehicle Registration Fee Revenue Bonds,	8/05 at 103.00	AAA	6,071,336
	Highway E470 Project, Series 1986A, 6.150%, 8/31/26 (Pre-refunded to 8/31/05) - MBIA Insured

3,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	3,919,875
	MBIA Insured

4,130	Grand Junction, Colorado, General Fund Revenue Bonds, Series 2004, 5.000%, 3/01/16 - AMBAC Insured	3/14 at 100.00	AAA	4,413,607

	District of Columbia - 1.4%

8,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/08 at 101.00	AAA	8,208,560
	Bonds, Series 1998, 5.000%, 10/01/21 - AMBAC Insured

	Florida - 7.7%

2,770	Florida Housing Finance Agency, GNMA Single Family Mortgage Revenue Bonds, Series 1994B, 6.650%,	1/05 at 102.00	AAA	2,827,478
	7/01/26 (Alternative Minimum Tax)

3,250	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	3,373,890
	Series 2003J, 5.000%, 6/01/22 - AMBAC Insured

2,180	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.250%, 5/01/13 - MBIA Insured	No Opt. Call	AAA	2,409,598

20,000	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/25 (Alternative Minimum	10/10 at 101.00	AAA	21,061,600
	Tax) - FSA Insured

4,115	Housing Finance Authority of Miami-Dade County, Florida, Multifamily Housing Revenue Bonds,	7/11 at 100.00	AAA	4,258,202
	Monterey Pointe Apartments Project, Series 2001-2A, 5.850%, 7/01/37 (Alternative Minimum Tax) -
	FSA Insured

7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	7,094,080
	5.375%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

3,780	Palm Beach County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	8/13 at 100.00	AAA	4,044,222
	8/01/16 - AMBAC Insured

	Hawaii - 6.3%

1,620	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/21 - FSA Insured	7/13 at 100.00	AAA	1,677,332

	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
8,785	6.625%, 7/01/18 (Alternative Minimum Tax) - FGIC Insured	7/10 at 101.00	AAA	10,033,963
7,000	6.000%, 7/01/19 (Alternative Minimum Tax) - FGIC Insured	7/10 at 101.00	AAA	7,728,140

16,180	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Electric Company	5/06 at 101.00	AAA	17,247,880
	Inc. and Subsidiaries Project, Series 1996A, 6.200%, 5/01/26 (Alternative Minimum Tax) - MBIA
	Insured

	Illinois - 18.8%

10,000	Chicago, Illinois, General Obligation Bonds, Series 1995, 6.125%, 1/01/16 (Pre-refunded to	7/05 at 102.00	AAA	10,615,500
	7/01/05) - AMBAC Insured

6,000	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O'Hare International	1/05 at 102.00	AAA	6,234,180
	Airport, Series 1994A, 6.375%, 1/01/12 - MBIA Insured

9,500	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O'Hare International	1/10 at 101.00	AAA	10,221,145
	Airport, Series 1999, 5.500%, 1/01/15 (Alternative Minimum Tax) - AMBAC Insured

7,165	Illinois Development Finance Authority, Revenue Bonds, Bradley University Project, Series 1999,	8/09 at 101.00	AAA	8,048,874
	5.500%, 8/01/29 (Pre-refunded to 8/01/09) - AMBAC Insured

25,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AAA	26,660,250
	2/15/30 - AMBAC Insured

15,785	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/27 - FSA	4/12 at 100.00	AAA	16,241,344
	Insured

13,275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.250%, 5/01/26 - FSA	5/11 at 100.00	AAA	13,626,655
	Insured

1,325	Kane County, Illinois, Motor Fuel and Tax Alternative Revenue Source Bonds, Series 2004, 5.000%,	No Opt. Call	AAA	1,428,642
	1/01/14 - FGIC Insured

18,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	No Opt. Call	AAA	6,018,300
	Series 2002A, 0.000%, 12/15/24 - MBIA Insured

10,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001B,	8/11 at 100.00	AAA	11,106,100
	5.250%, 8/15/21 (Pre-refunded to 8/15/11) - AMBAC Insured

	Indiana - 2.4%

	Hammond Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds,
	Series 2003B:
2,550	5.000%, 7/15/17 - FGIC Insured	7/13 at 100.00	AAA	2,680,535
1,610	5.000%, 7/15/19 - FGIC Insured	7/13 at 100.00	AAA	1,674,207

7,790	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%, 6/01/15 -	No Opt. Call	AAA	9,717,947
	AMBAC Insured

	Kansas - 0.5%

3,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21 - FGIC	10/13 at 100.00	AAA	3,117,210
	Insured

	Kentucky - 4.2%

	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare
	Inc., Series 2000C:
6,345	0.000%, 10/01/27 - MBIA Insured	10/13 at 101.00	AAA	6,370,951
18,185	0.000%, 10/01/28 - MBIA Insured	10/13 at 101.00	AAA	18,197,548

	Louisiana - 3.2%

13,170	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1995, 6.200%, 10/01/21 - AMBAC	10/05 at 101.00	AAA	13,929,646
	Insured

4,285	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986, 5.950%,	12/05 at 103.00	AAA	4,623,601
	11/01/15 - FSA Insured

	Maine - 1.5%

8,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	AAA	8,685,200
	7/01/29 - MBIA Insured

	Maryland - 1.4%

7,535	Maryland Transportation Authority, Baltimore-Washington International Airport Parking Revenue	3/12 at 101.00	AAA	8,069,156
	Bonds, Series 2002B, 5.500%, 3/01/18 (Alternative Minimum Tax) - AMBAC Insured

	Massachusetts - 1.8%

5,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	5,031,650
	5.000%, 7/01/27 - FGIC Insured

	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 - FGIC Insured	1/14 at 100.00	AAA	1,330,675
1,000	5.250%, 1/01/22 - FGIC Insured	1/14 at 100.00	AAA	1,058,210
1,195	5.250%, 1/01/23 - FGIC Insured	1/14 at 100.00	AAA	1,257,988
2,000	5.250%, 1/01/24 - FGIC Insured	1/14 at 100.00	AAA	2,091,380

	Michigan - 0.8%

4,750	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	4,884,092
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA
	Insured

	Minnesota - 0.0%

127	St. Louis Park, Minnesota, GNMA Mortgage-Backed Securities Program, Single Family Residential	10/04 at 100.00	Aaa	127,071
	Mortgage Revenue Bonds, Series 1991A, 7.250%, 4/20/23

	Mississippi - 1.7%

2,545	Harrison County Wastewater District, Mississippi, Wastewater Revenue Refunding Bonds, Series 1991A,	No Opt. Call	AAA	3,394,699
	8.500%, 2/01/13 - FGIC Insured

2,715	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities	No Opt. Call	AAA	3,509,328
	Revenue Refunding Bonds, Series 1991B, 7.750%, 2/01/14 - FGIC Insured

3,025	Mississippi Home Corporation, GNMA Collateralized Home Mortgage Program, Single Family	6/06 at 105.00	Aaa	3,209,343
	Mortgage Revenue Bonds, Series 1996C, 7.600%, 6/01/29 (Alternative Minimum Tax)

	Missouri - 0.9%

5,000	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, City Justice Center,	2/06 at 102.00	AAA	5,406,300
	Series 1996A, 6.000%, 2/15/19 (Pre-refunded to 2/15/06) - AMBAC Insured

	Nevada - 6.9%

33,700	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 100.00	AAA	34,452,521
	Project, First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured

5,720	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail	6/12 at 100.00	AAA	5,765,474
	Access Corridor Project, Series 2002, 5.125%, 6/01/32 - AMBAC Insured

	New Jersey - 1.7%

10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/30 - AMBAC Insured	7/13 at 100.00	AAA	10,060,400

	New Mexico - 1.0%

6,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison	10/04 at 100.00	BBB	6,130,200
	Company - Four Corners Project, Series 1991A, 7.200%, 4/01/21 - AMBAC Insured

	New York - 16.9%

8,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AAA	8,122,480
	2002A, 5.000%, 7/01/25 - FGIC Insured

6,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.000%,	11/12 at 100.00	AAA	6,506,045
	11/15/32 - FSA Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 1991A:
2,000	8.000%, 3/15/11 - FSA Insured	9/04 at 100.00	AAA	2,354,120
6,000	7.250%, 3/15/19 - FSA Insured	9/04 at 100.00	AAA	6,681,360

10,335	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/05 at 101.00	AAA	10,843,069
	Fiscal Series 1996A, 6.000%, 6/15/25 (Pre-refunded to 6/15/05) - MBIA Insured

11,760	Dormitory Authority of the State of New York, New York City, Court Facilities Lease Revenue Bonds,	5/10 at 101.00	AAA	12,684,454
	Series 1999, 5.750%, 5/15/30 - AMBAC Insured

7,000	New York State Energy Research and Development Authority, Facilities Revenue Refunding Bonds,	7/05 at 102.00	A1	7,361,340
	Consolidated Edison Company Inc., Series 1995A, 6.100%, 8/15/20 - AMBAC Insured

10,875	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series	5/06 at 102.00	AAA	11,314,785
	1996A, 6.125%, 11/01/20 - FSA Insured

4,200	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.550%, 10/01/19	10/09 at 100.00	AAA	4,369,470
	(Alternative Minimum Tax) - MBIA Insured

12,000	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, New York	2/05 at 102.00	AAA	12,591,960
	and Presbyterian Hospital, Series 1994A, 6.900%, 8/15/34 (Pre-refunded to 2/15/05) - AMBAC Insured

15,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	16,625,700
	Series 2002D, 5.500%, 10/01/17 - MBIA Insured

	North Carolina - 0.3%

1,720	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/16 - AMBAC	6/13 at 101.00	AAA	1,834,483
	Insured

	North Dakota - 3.5%

20,000	Mercer County, North Dakota, Pollution Control Revenue Refunding Bonds, Basin Electric Power	1/05 at 102.00	AAA	20,738,400
	Cooperative - Antelope Valley Unit 1 and Common Facilities, Second Series 1995, 6.050%, 1/01/19 -
	AMBAC Insured

	Ohio - 2.2%

7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19 (WI, settling	6/14 at 100.00	AAA	7,554,610
	8/05/04) - FGIC Insured

5,000	Lorain County, Ohio, Health Facilities Revenue Bonds, Catholic Healthcare Partners, Series 1999A,	9/09 at 102.00	AAA	5,150,700
	5.500%, 9/01/29 - AMBAC Insured

	Oregon - 0.4%

2,400	Oregon Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%,	11/04 at 100.00	AA+	2,523,072
	11/15/20

	Pennsylvania - 2.6%

7,000	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport,	1/08 at 101.00	AAA	7,355,390
	Series 1997A, 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured

7,250	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding	8/05 at 102.00	AAA	7,671,080
	Bonds, Pennsylvania Power and Light Company Project, Series 1995A, 6.150%, 8/01/29 - MBIA Insured

	Puerto Rico - 1.0%

5,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	5,697,700
	7/01/16 - FGIC Insured

	Tennessee - 0.8%

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding
	Bonds, Covenant Health, Series 2002A:
7,500	0.000%, 1/01/24 - FSA Insured	1/13 at 52.75	AAA	2,445,450
5,000	0.000%, 1/01/25 - FSA Insured	1/13 at 49.71	AAA	1,526,650
2,750	0.000%, 1/01/26 - FSA Insured	1/13 at 46.78	AAA	784,740

	Texas - 21.2%

8,000	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	9/05 at 102.00	AAA	8,479,440
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 - MBIA Insured

5,275	Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series 1997, 5.125%, 11/15/20 -	11/07 at 100.00	AAA	5,494,493
	FSA Insured

3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	3,279,090
	Series 2001A, 5.750%, 11/01/13 (Alternative Minimum Tax) - FGIC Insured

3,735	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series	2/13 at 100.00	AAA	3,766,523
	2003, 5.125%, 2/15/31 - FSA Insured

	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
1,725	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	1,898,587
2,580	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	2,927,887

4,500	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.000%, 3/01/22 - FSA	3/11 at 100.00	AAA	4,581,900
	Insured

4,685	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.500%, 7/01/19	7/10 at 100.00	AAA	4,980,905
	(Alternative Minimum Tax) - FSA Insured

4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/24 -	5/14 at 100.00	AAA	4,178,760
	FGIC Insured

17,000	Houston, Texas, Junior Lien Water and Sewer System Revenue Refunding Bonds, Series 2002A, 5.750%,	No Opt. Call	AAA	19,075,530
	12/01/32 - FSA Insured

19,200	Jefferson County, Texas, Health Facilities Development Corporation, FHA-Insured Mortgage Revenue	8/11 at 100.00	AAA	19,584,384
	Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.400%, 8/15/31 - AMBAC Insured

6,000	Laredo Community College District, Texas, Limited Tax General Obligation Bonds, Series 2001,	8/10 at 100.00	AAA	6,166,440
	5.375%, 8/01/31 - AMBAC Insured

22,045	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Children's Medical	8/12 at 101.00	AAA	22,319,901
	Center of Dallas, Series 2002, 5.250%, 8/15/32 - AMBAC Insured

17,429	Tarrant County Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Loan Multifamily	3/12 at 105.00	Aaa	18,305,156
	Housing Revenue Bonds, Bardin Green Apartments Project, Series 2001, 6.600%, 9/20/42

	Utah - 0.9%

4,655	Salt Lake City, Utah, Hospital Revenue Refunding Bonds, IHC Hospitals Inc., Series 1988A,	11/04 at 100.00	AAA	5,088,194
	8.000%, 5/15/07

	Washington - 11.2%

10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Refunding	7/11 at 101.00	AAA	11,160,380
	Bonds, Series 2001C, 5.650%, 7/01/32 (Alternative Minimum Tax) - MBIA Insured

4,685	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	9/11 at 102.00	AAA	5,000,582
	Assistance Revenue Bonds, RHF/Esperanza Apartments Project, Series 2000A, 6.125%, 3/20/42
	(Alternative Minimum Tax)

15,025	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	11/11 at 105.00	AAA	17,001,389
	Assistance Revenue Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42

5,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.250%, 12/01/21 - FSA	12/10 at 100.00	AAA	5,268,100
	Insured

1,600	Vancouver, Washington, Water and Sewer Revenue Bonds, Series 2004, 5.250%, 6/01/14 - FGIC Insured	No Opt. Call	AAA	1,762,736

10,000	Washington, General Obligation Refunding Bonds, Series R-2003A, 5.000%, 1/01/19 - MBIA Insured	1/12 at 100.00	AAA	10,359,900

2,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series 1999,	12/09 at 101.00	AAA	2,646,450
	5.375%, 12/01/19 - MBIA Insured

11,750	Washington State Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1,	7/08 at 102.00	AAA	12,403,535
	Series 1998A, 5.125%, 7/01/17 - MBIA Insured

	West Virginia - 2.3%

12,845	West Virginia Water Development Authority, Infrastructure Revenue Bonds, West Virginia	10/10 at 100.00	AAA	13,322,062
	Infrastructure and Jobs Development Council Program, Series 2000A, 5.500%, 10/01/39 - FSA Insured

$951,949	Total Long-Term Investments (cost $853,282,429) - 153.0%			897,894,669

	Short-Term Investments - 0.4%

2,500	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue		VMIG-1	2,500,000
	Bonds, Oak Hammock Project, Variable Rate Demand Obligations, Series 2002A, 1.100%, 10/01/32†

$2,500	Total Short-Term Investments (cost $2,500,000)			2,500,000

	Total Investments (cost $855,782,429) - 153.4%			900,394,669

	Other Assets Less Liabilities - 0.8%			4,397,939

	Preferred Shares, at Liquidation Value - (54.2)%			(318,000,000)

	Net Assets Applicable to Common Shares - 100%			$586,792,608

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance,
or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments were $855,482,782.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 45,796,546
	Depreciation	(884,659)

	Net unrealized appreciation of investments	$ 44,911,887

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.